Other Provisions - Provision for Silicosis Settlement - Reconciliation of the Total Provision for Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
Legal proceedings provision beginning	R 854	R 892
legal settlement payment to trust	(109)	(170)
Legal proceedings provision closing	820	854
Other provisions	139	175
Non-current portion of silicosis provision	681	679
Provision raised for settlement
Disclosure of other provisions [line items]
Change in estimate	23	80
Time value of money and inflation component of rehabilitation costs	R 52	R 52